VIA EDGAR TRANSMISSION

October 16, 2012

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  Variable Separate Account ("Registrant")
     SunAmerica Annuity and Life Assurance Company ("Depositor")
     Certification Pursuant to Rule 497(j) of the Securities Act of 1933 (Investment Company Act Number 811-03859)
     (Central Index Key 0000729522)

FILE NUMBER     PRODUCT NAME
333-157199      Polaris Platinum III
333-137867      Polaris Preferred Solution
333-174625      Polaris Advantage II
333-172003      Polaris Choice IV
333-144000      Polaris Advantage

Members of the Commission:

Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, in connection with the above-referenced Registration Statements, Registrant hereby certifies that:

     1. The form of prospectuses, as supplemented, and Statements of Additional Information that would have been filed under paragraph
        (c) of Rule 497 would not have differed from that contained in the most recent Registration Statements or amendments filed with the Securities and Exchange Commission, and

     2. The text of the most recent Registration Statements or amendments has been filed with the Securities and Exchange Commission electronically.

You may direct any questions regarding this filing to the undersigned at
(310) 772-6259.

Very truly yours,

/s/ Helena Lee

Helena Lee
Senior Counsel